Corporate Transactions	12 Months Ended
Dec. 31, 2021
Corporate Transactions [Abstract]
Corporate Transactions	CORPORATE TRANSACTIONS
(a)Acquisition of Premier
On April 7, 2021, the Company acquired 100% of the issued and outstanding shares of Premier at an exchange ratio of 0.1967 Equinox Gold common shares for each Premier share. All outstanding options and warrants of Premier that were not exercised prior to the acquisition date were replaced with Equinox Gold options and warrants, as adjusted in accordance with the 0.1967 exchange ratio. The principal properties acquired by the Company in the Premier Acquisition were a 50% interest in Greenstone in Canada and the Mercedes Mine in Mexico. Immediately prior to the Premier Acquisition, Premier completed the spin-out of i-80 Gold Corp. (“i-80 Gold”), a newly created company holding Premier's gold projects in Nevada, United States. Premier retained a 30% interest in i-80 Gold which the Company acquired (note 11).
The Company determined that the Premier Acquisition represents a business combination, with Equinox Gold identified as the acquirer. Transaction costs incurred in respect of the acquisition totaling $3.2 million, of which $0.8 million were incurred in 2020, were expensed and presented as professional fees within general and administration expense in the consolidated statements of income.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(a)Acquisition of Premier (continued)
The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$399,613
Option consideration(2)	8,155
Warrant consideration(3)	505
Total consideration	$408,273
(1)The fair value of 47,373,723 common shares issued to Premier shareholders was determined using the Company’s share price of C$10.64 ($8.44) per share on the acquisition date.
(2)The fair value of 2,813,747 replacement options issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$7.27, share price of C$10.64, expected life of 2.07 years, expected volatility of 41.30%, dividend yield of 0.0%, and discount rate of 0.37%.
(3)The fair value of 393,400 replacement warrants issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$10.42, share price of C$10.64, expected life of 0.82 years, expected volatility of 39.7%, dividend yield of 0.0%, and discount rate of 0.15%.
In accordance with the acquisition method of accounting, the consideration transferred was allocated to the underlying assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition. The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Assets (liabilities) acquired
Cash and cash equivalents	$8,267
Trade and other receivables	13,165
Inventories	11,987
Restricted cash	8,333
Mineral properties, plant and equipment	576,803
Investment in associate	79,001
Other assets	4,399
Accounts payable and accrued liabilities	(18,002)
Loans and borrowings and accrued interest	(17,649)
Stream arrangement	(40,369)
Reclamation and closure cost provisions	(13,481)
Deferred tax liabilities	(121,931)
Other liabilities	(818)
Fair value of net assets acquired	$489,705
The above fair values were finalized at December 31, 2021. The Company retained an independent appraiser to assist with determination of the fair values of certain assets acquired and liabilities assumed. The fair value of inventories was determined based on an NRV approach, whereby the future estimated cash flows from sales of payable metal produced are adjusted for costs to complete. The fair value of the investment in associate, representing the Company's 30% interest in i-80 Gold, was based on the quoted market price of i-80 Gold common shares. The fair value of mineral properties, plant and equipment, excluding exploration and evaluation assets, was based on comparable transactions. An in-situ approach was used to estimate the fair values of certain exploration assets with reference to a public company comparables analysis. The fair values of the stream arrangement and reclamation and closure cost provisions were estimated using discounted cash flow models. Expected future cash flows associated with the stream arrangement are based on estimates of future gold and silver prices and discount rates. Expected future cash flows related to the reclamation and closure cost provisions are based on estimates of the future expenditures required to settle the obligation for disturbances at the acquisition date, and discount rates.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(a)Acquisition of Premier (continued)
Upon finalization of the fair values of assets acquired and liabilities assumed, the Company retrospectively adjusted the provisional amounts recognized at the acquisition date. As a result, the Company recognized a bargain purchase gain of $81.4 million, equal to the excess of the final fair value of the net assets acquired over the total consideration, in other income (expense). The difference of $81.4 million between the final fair value of net assets acquired as compared to the provisional fair value of net assets acquired was mainly related to mineral properties, plant and equipment ($94.4 million) and the associated deferred tax liabilities ($13.0 million).
Consolidated revenue for the year ended December 31, 2021 includes revenue from the properties acquired in the Premier Acquisition of $56.9 million. Consolidated net income for the year ended December 31, 2021 includes net income before tax from Premier of $7.7 million. Had the transaction occurred on January 1, 2021, pro-forma unaudited consolidated revenue and net income before tax for the year ended December 31, 2021 would have been approximately $1,115.0 million and $541.0 million, respectively.
(b)Acquisition of additional interest in Greenstone
On April 16, 2021, the Company completed the acquisition of an additional 10% interest in Greenstone, resulting in the Company’s total interest in the project being 60%, for a total cost of $59.9 million, consisting of a cash payment of $51.0 million on closing and the following contingent consideration:
•a $5.0 million cash payment 24 months after a positive mine construction decision for Greenstone; and
•the delivery of approximately 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, after each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces from Greenstone.
The contingent consideration was measured at fair value at the date of acquisition in the amount of $8.9 million based on the projected cash outflows associated with the contingent payments at the milestone dates, adjusted for the time value of money using an appropriate market-based discount rate that reflects the risk associated with the delivery of the contingent consideration.
The Company concluded that Greenstone was not a business and accordingly accounted for the acquisition of the additional 10% interest as an asset acquisition. The total cost of acquisition was allocated to the assets acquired and liabilities assumed as follows:

Assets (liabilities) acquired
Cash and cash equivalents	$95
Trade and other receivables	21
Restricted cash	1,043
Mineral properties, plant and equipment	59,078
Other assets	10
Accounts payable	(287)
Other liabilities	(27)
Net assets acquired	$59,933
The contingent consideration has been accounted for as financial liabilities. The cash component of the contingent consideration is classified as a financial liability measured at amortized cost and accreted at the end of each reporting period using an effective interest rate of 18.5%. The production component is classified as a derivative financial liability measured at FVTPL at the end of each reporting period (note 15(b)(v)).
At December 31, 2021, the amortized cost of the cash component was $3.6 million and the fair value of the derivative component was $6.6 million. The carrying amounts of the cash and derivative contingent consideration are included in other non-current liabilities and non-current derivative liabilities, respectively.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(c)Sale of Pilar
On April 16, 2021, the Company completed the sale of its Pilar mine in Brazil (“Pilar”) to Pilar Gold Inc. (“PGI”) in exchange for the following consideration:
•a $10.5 million cash payment received on closing of the sale;
•$27.5 million in promissory notes receivable comprising:
◦$10.0 million payable (the “Second Installment”) on or before May 31, 2021; and
◦$17.5 million payable (the “Third Installment”) on or before November 30, 2021 (the “Third Installment Maturity Date”), which was extended to November 30, 2023 (note 12(a));
•a 9.9% equity interest in PGI; and
•a 1% net smelter returns (“NSR”) royalty on production from Pilar.
The fair value of the consideration totaled $47.0 million at the date of sale which included the fair values of the cash payment received on closing, the promissory note receivable of $27.5 million, the investment in PGI of $4.8 million and the 1% NSR royalty on production from Pilar of $5.8 million, net of a working capital adjustment of $1.6 million. The Company recognized a gain on the sale of $45.4 million in other income (expense) for the year ended December 31, 2021.
The Second Installment was received in May 2021. On November 30, 2021, the Third Installment maturity date was extended to November 30, 2023. The Third Installment is included within other non-current assets and is classified as a financial asset measured at amortized cost (note 12(a)).
The equity interest in PGI is included within other non-current assets and measured at FVOCI with changes in fair value recognized in OCI (note 12(b)).
The NSR royalty asset is included within mineral properties.
(d)Sale of partial interest in Solaris
On April 28, 2021, the Company sold a portion of its shareholdings in Solaris totaling 10 million units, with each unit consisting of one Solaris common share and one-half common share purchase warrant, for gross proceeds of $66.7 million. Each whole warrant entitles the holder to acquire one common share of Solaris from the Company at a price of C$10.00 until April 28, 2022. Of the gross proceeds of $66.7 million, $57.6 million was allocated to the common shares and $9.1 million was allocated to the warrants.
On disposition, the Company recognized a gain on sale of its partial interest in Solaris shares in the amount of $50.3 million in other income (expense). The fair value of the warrants granted (the “Solaris warrant liability”) was recognized as a current derivative liability measured at FVTPL with changes in fair value at the end of each reporting period recognized in other income or expense (note 15(b)(iv)).
On disposition of the 10 million common shares of Solaris, the Company’s interest in Solaris was reduced to 19.9%. As a result, the Company determined it no longer had significant influence over Solaris and accordingly discontinued the use of the equity method to account for its investment. The carrying amount of the Company’s retained investment in Solaris was reclassified from investment in associate and recognized at fair value. The fair value of the Company’s retained investment of $197.6 million consisted of $136.0 million in common shares (“Solaris Shares”) and $61.6 million in warrants (“Solaris Warrants”) which were recognized as marketable securities measured at FVOCI (note 6) and derivative assets measured at FVTPL (note 15(a)(i)), respectively. The Company recognized a gain of $186.1 million in other income (expense) on reclassification of its investment in Solaris.
(e)Acquisition of Leagold
On March 10, 2020, the Company acquired 100% of the issued and outstanding shares of Leagold at an exchange ratio of 0.331 of an Equinox Gold share for each Leagold share. Holders of Leagold options, warrants, PSUs and DSUs received equivalent Equinox Gold options, warrants, PSUs and DSUs with the number of Equinox Gold common shares issuable pursuant to such instruments adjusted by the 0.331 exchange ratio. Leagold was a gold mining company with four operating mines, one development project and one expansion project, all located in the Americas, including Los Filos in Mexico, and Fazenda, RDM, Pilar and Santa Luz in Brazil. The acquisition supported the Company’s growth strategy and enhanced the Company’s production profile.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(e)Acquisition of Leagold (continued)
By virtue of the Company issuing equity instruments and the relative voting rights of Equinox Gold shareholders in the combined company post-merger, among other factors, the Company was identified as the acquirer and the transaction was accounted for as a business combination. Transaction costs incurred in respect of the acquisition totaling $5.9 million, of which $4.6 million were incurred in 2020, were expensed and presented as professional fees within general and administration expense in the consolidated statements of income.
The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$732,042
Option consideration(2)	19,777
Warrant consideration(3)	8,543
PSU and DSU consideration(4)	3,721
Total consideration	$764,083
(1)The fair value of 94,635,765 common shares issued to Leagold shareholders was determined using the Company’s share price of C$10.51 ($7.74) per share on the acquisition date.
(2)The fair value of 5,728,647 replacement options issued was determined using the Black-Scholes option pricing model with the following weighted average inputs and assumptions: exercise price of C$7.77, share price of C$10.51, expected life of 2.07 years, expected volatility of 60.2%, dividend yield of 0.0%, and discount rate of 0.54%.
(3)The fair value of 16,626,569 replacement warrants issued was determined using the Black-Scholes option pricing model with the following weighted average inputs and assumptions: exercise price of C$11.14, share price of C$10.51, expected life of 0.32 years, expected volatility of 44.1%, dividend yield of 0.0%, and discount rate of 0.69%.
(4)The fair values of 369,919 replacement PSUs and 319,288 replacement DSUs issued were determined using the Leagold share price of C$3.49 ($2.57) on the acquisition date, adjusted for the 0.331 exchange ratio.
In accordance with the acquisition method of accounting, the consideration transferred was allocated to the underlying assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.
The following presents the fair values of the assets acquired and liabilities assumed:

Assets (liabilities) acquired
Cash and cash equivalents	$55,252
Trade and other receivables	33,524
Inventories	150,078
Mineral properties, plant and equipment	1,318,785
Other assets	21,432
Accounts payable and accrued liabilities	(88,896)
Loans and borrowings and accrued interest	(323,870)
Derivative liabilities	(78,526)
Reclamation and closure cost provision	(62,238)
Deferred tax liabilities	(230,458)
Other liabilities	(31,000)
Fair value of net assets acquired	$764,083
The Company retained an independent appraiser to assist with determination of the fair values of certain assets acquired and liabilities assumed. The fair values of mineral properties were estimated using discounted cash flow models and the fair values of plant and equipment were estimated using a combination of the replacement cost approach and the sales comparison approach. Expected future cash flows were based on estimates of future gold prices and projected future revenues, estimated quantities of mineral reserves and mineral resources, expected future production costs and capital expenditures based on life of mine plans at the acquisition date. The fair value of reclamation and closure cost provision was estimated based on the present value of the estimated future cash flows for reclamation and closure activities discounted using a credit-adjusted risk-free rate as of the acquisition date.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(e)Acquisition of Leagold (continued)
Consolidated revenue for the year ended December 31, 2020 includes revenue of $360.7 million from the assets acquired in the Leagold Acquisition. Consolidated net income for the year ended December 31, 2020 includes a net loss before tax from Leagold of $24.3 million. Had the transaction occurred on January 1, 2020, pro-forma unaudited consolidated revenue and net income before tax for the year ended December 31, 2020 would have been approximately $934.9 million and $2.6 million, respectively.